CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Operating Activities
Net income (loss)	$ (136,450)		$ (346,163)		$ (159,067)
Adjusted for the following items:
Depreciation and amortization	313,120		316,317		358,474
Equity-accounted (income) loss, net of distributions received of $33,428 (2020 - $29,742; 2019 - $17,655)	8,368		(6,532)		(16,113)
Impairment expense, net	116,420		268,612		187,680
(Gain) loss on dispositions, net	(10,502)		(3,411)		(12,548)
Unrealized (gain) loss on derivative instruments	(173,195)		36,045		443
Deferred income tax expense (benefit)	5,006		(804)		3,161
Provisions and other items	(54,698)		(3,503)		(1,547)
Other non-cash items	59,937		34,629		(22,942)
Changes in non-cash working capital, net	87,289		(12,871)		13,341
Net operating cash flow	215,295		282,319		350,882
Financing Activities
Proceeds from borrowings	276,120		312,149		492,517
Repayments of borrowings and settlement of related derivative instruments	(579,180)		(329,073)		(410,429)
Financing costs related to borrowings	(7,720)		(8,023)		(20,752)
Proceeds from borrowings related to sale and leaseback of vessels	71,400		119,073		23,800
Repayments of borrowings related to sale and leaseback of vessels	(11,335)		(1,190)		0
Financing costs related to borrowings from sale and leaseback of vessels	(584)		(187)		(2,256)
Proceeds from borrowings from related parties	147,000		205,000		95,000
Prepayment of borrowings from related parties	(30,000)		0		(200,000)
Lease liability repayments	(14,506)		(20,332)		(14,695)
Capital contribution by non-controlling interests	17,950		0		1,500
Distributions to limited partners and preferred unitholders	(15,760)		(32,103)		(32,150)
Distributions to non-controlling interests	(10,605)		(4,750)		(3,636)
Repurchase of preferred units	(24)		(6,200)		0
Net financing cash flow	(157,244)		234,364		(71,101)
Investing Activities
Vessels and equipment	(211,448)		(479,981)		(231,658)
Equity-accounted investments	(4,847)		(3,948)		(7,886)
Vessels and equipment	44,894		27,996		33,341
Changes in restricted cash	68,575		(26,520)		(98,329)
Acquisition of company (net of cash acquired of $6.4 million)	0		6,430		0
Net investing cash flow	(102,826)		(476,023)		(304,532)
Cash and cash equivalents
Change during the year	(44,775)		40,660		(24,751)
Impact of foreign exchange on cash	(17)		(4,314)		(901)
Balance, beginning of the year	235,734	[1]	199,388	[1]	225,040
Balance, end of the year	$ 190,942		$ 235,734	[1]	$ 199,388	[1]

[1]	See Note 2i for further details.